FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) - USD ($)					1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 14, 2017	Mar. 06, 2015	Jan. 08, 2015	Sep. 02, 2014	Jun. 23, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 14, 2017	Apr. 26, 2017
Fair Value Of Financial Instruments Textual [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							1,313,845
Derivative, Gain (Loss) on Derivative, Net							$ 0	$ (5,127,000)
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 25.00									$ 3.50
Impairment of Oil and Gas Properties									$ 4,718,000	$ 24,478,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger							150.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			22,500									160,714
Debt Instrument Conversion Percentage							70.00%
Bristo Capital Llc [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Shares Issued Cashless Warrant Exercise	77,131
Fair Value Adjustment of Warrants							$ 800,000
Increase (Decrease) in Derivative Liabilities							400,000
Derivative Liability						$ 400,000	400,000
Second Lien Term Loan [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Derivative Liability						39,500,000	39,500,000						$ 36,700,000
Unrealized Gain (Loss) on Derivatives						2,800,000	2,800,000
SOS Warrant [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Warrant Issued To Purchased Common Stock									500,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price									$ 25.00
Share Price									$ 3.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									1 year 5 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									101.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.02%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							200,000		$ 144,000
Derivative, Gain (Loss) on Derivative, Net									20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 25.00
Warrants Issued To Related Parties					200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding									164,000
Derivative Liability						$ 300,000	300,000		$ 200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					200,000
Heartland Warrant Liability [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Derivative, Gain (Loss) on Derivative, Net							$ 20,000
Convertible Debt [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Conversion, Converted Instrument, Amount					$ 6,846,000					6,850,000
Debt Conversion, Converted Instrument, Shares Issued					1,369,293				1,369,293
Debt Instrument, Convertible, Beneficial Conversion Feature									$ 0	$ 6,000
Debt Instrument, Interest Rate, Effective Percentage					8.00%
Derivative Assets (Liabilities), at Fair Value, Net					$ (43,000)
Derivative, Underlying										convertible at any time at the holders option into shares of Common Stock at $20.00 per share, or 342,323 underlying conversion shares
Convertible Debt [Member] | Maximum [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Instrument, Convertible, Conversion Price					$ 20.00
Convertible Debt [Member] | Minimum [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Instrument, Convertible, Conversion Price					$ 5.00
Abraham Miran [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Description of Employment agreement											cash bonus payment to Mr. Mirman of up to 3.0 times his base salary.
Deferred Compensation Liability, Current										$ 104,000
Other Deferred Compensation Arrangements, Liability, Current										87,000
Kevin Nanke [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Performance Fees		$ 100,000
Deferred Compensation Liability, Current										83,000
Other Deferred Compensation Arrangements, Liability, Current										69,000
Ariella Fuchs [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Deferred Compensation Liability, Current										80,000
Other Deferred Compensation Arrangements, Liability, Current										$ 67,000
Consulting Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Option To Purchase Common stock				100,000
Warrant Issued To Purchased Common Stock										100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 3.12						$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				641,026						100,000
Share Price				$ 3.10						$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				2 years 8 months 1 day						3 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				101.00%						100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.38%						1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				$ 1,210,000						$ 44,000
Derivative, Gain (Loss) on Derivative, Net				$ 1,170,000						$ 350,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 20.00
Warrants To Purchas Common Stock				100,000
Options To Purchase Common Stock				100,000
Credit Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 4.05						$ 4.05	$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			22,500						22,500	22,500
Share Price									$ 3.10	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									3 years 7 days	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									101.00%	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.50%	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value									$ 42,000	$ 12,000
Derivative, Gain (Loss) on Derivative, Net									$ 30,000	$ 12,000